Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Procure ETF Trust II
Entity Central Index Key	0001727398
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Procure Space ETF
Shareholder Report [Line Items]
Fund Name	Procure Space ETF
Class Name	Procure Space ETF
Trading Symbol	UFO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Procure Space ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://procureetfs.com/ufo/. You can also request this information by contacting us at 1-866-690-3837.
Additional Information Phone Number	1-866-690-3837
Additional Information Website	https://procureetfs.com/ufo/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Procure Space ETF	$113	0.75%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The fund is a pure-play space investment and is not a space and defense fund. The underlying index, the S-Network Space Index, has a concentration in satellite communications and imaging equipment, launch vehicle production, and global positioning software and equipment among other burgeoning space industries. The weighting of major defense companies in the index is limited to the percentage of their gross revenue derived from space projects and the index’s diversified (non pure-play) space company rules. The definition of “pure-play” space ETF is derived from the index methodology whereby 80% of the index is made up of companies who derived 50% or more of their revenue from space-related businesses while up to 20% of the index is comprised of companies that have less than 50% of their revenue generated by space-related business lines.
The performance of space companies varied over the last year with changes related to space technology and its importance in the overall communication and defense sector. The index consisted of 34 companies on November 1, 2024, and contained constituents from 6 major developed global equity markets (US, Japan, France, Italy, Canada and Netherlands). As of November 2025, the index contained 49 constituents across 9 global equity markets (South Korea, Isreal, and Sweden added during 2025).
The fund’s one-year share price return as of October 31, 2025, was 101.77%. Several holdings within the fund had excess returns over 200% and one security, Sky Perfect JSAT Corp, had price returns in excess of 1300% during this same time period. The 3 largest positive contributors to the index’s performance over the last year ending October 31, 2025 were, Sky Perfect JSAT Corp., Rocket Lab USA Inc., and EchoStar Corp. The 3 largest detractors from index performance over the last year ending October 31, 2025 were Firefly Aerospace Inc., Iridium Communications Inc., and SiriusXM Holdings Inc.
Military and defense strategy has put the space industry into focus on a global stage. Long-term projects such as Golden Dome, Artemis and potential Mars missions have brought renewed interest to the space investment industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/10/2019)
Procure Space ETF NAV	100.75	14.58	8.07
S&P 500 TR	21.45	17.64	15.87
Wilshire 5000 Total Market Index	19.34	15.29	13.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://procureetfs.com/ufo/ for more recent performance information.
Net Assets	$ 152,592,950
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 467,269
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$152,592,950
Number of Holdings	48
Net Advisory Fee	$467,269
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
AST SpaceMobile, Inc.	9.0%
Planet Labs PBC	5.7%
Rocket Lab Corp.	5.6%
ViaSat, Inc.	5.4%
Globalstar, Inc.	5.1%
SES SA	4.8%
EchoStar Corp.	4.2%
Trimble, Inc.	4.2%
Sirius XM Holdings, Inc.	3.9%
Garmin Ltd.	3.8%

Top Sectors	(%)
Industrials	47.3%
Communication Services	36.3%
Information Technology	12.2%
Consumer Discretionary	3.8%
Materials	0.1%
Cash & Other	0.3%
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Updated Prospectus Web Address	https://procureetfs.com/ufo/

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*	Pecentages are stated as a percent of net assets.